CUSTOMER DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Customer Deposits [Abstract]
Disclosure of detailed information about deposits [Text Block]
Following is a detail of the balances of the deposits received from Grupo Aval´s customer:

Detail	December 31, 2017		December 31, 2016

Demand
Checking accounts	Ps.	36,017,602	Ps.	34,978,189
Savings accounts		55,778,677		50,573,924
Other funds on demand		472,782		328,798
		92,269,061		85,880,911

Term deposits
Fixed term deposit certificates		62,616,163		58,006,144
Total Deposits		154,885,224		143,887,055

Per currency
In Colombian Pesos		96,797,225		90,834,599
In foreign currency		58,083,025		53,014,364
Other		4,974		39,092
Total per currency	Ps.	154,885,224	Ps.	143,887,055

Disclosure of detailed information about the maturities of term deposits [Text Block]
The detail of the maturities of term deposits in force as of December 31, 2017 is as follows:

Year	2017
2018	Ps.	44,746,591
2019		8,672,896
2020		2,872,870
2021		1,418,289
After 2021		4,905,517
Total	Ps.	62,616,163

Disclosure of detailed information about the effective interest rates which are accrued on customer deposits [Text Block]
A summary of the effective interest rates which are accrued on customer deposits is as follows:

December 31, 2017
	Deposits in Colombian Pesos Rate		In foreign currency
	Minimum	Maximum	Minimum	Maximum
	%	%	%	%
Checking accounts	0.06%	5.77%	0.15%	1.50%
Saving accounts	0.01%	8.55%	0.05%	8.00%
Fixed term deposit certificates	0.05%	9.72%	0.01%	10.43%

December 31, 2016
	Deposits in Colombian Pesos Rate		In foreign currency
	Minimum	Maximum	Minimum	Maximum
	%	%	%	%
Checking accounts	0.53%	8.54%	0.10%	4.08%
Saving accounts	0.01%	8.75%	0.05%	4.08%
Fixed term deposit certificates	0.05%	12.64%	0.05%	13.04%

Disclosure of detailed information about concentration of deposits by economic sector [Text Block]
Following is the detail of the concentration of deposits received from customers per economic sector:

	December 31, 2017		December 31, 2016
	Amount	%	Amount	%
Commerce	29,587,825	19%	20,717,015	14%
Financial	25,302,624	16%	19,591,523	14%
Individuals	23,362,871	15%	36,983,897	26%
Government and Colombian Government Entities	17,443,318	11%	14,879,219	10%
Manufacturing	9,016,500	6%	7,902,332	5%
Real Estate	6,197,620	4%	7,078,922	5%
Agriculture and livestock	2,401,684	2%	3,241,177	2%
Colombian Municipalities	2,290,683	1%	3,289,615	2%
Foreign Governments	799,687	1%	1,048,947	1%
Other(1)	38,482,412	25%	29,154,408	21%
Total	154,885,224	100%	143,887,055	100%

(1)
December 31, 2017, includes deposits from, education entities of Ps. 1,189,343, services sector of Ps. 10,201,383, science and technology Ps. 1,884,123, hydrocarbons Ps. 3,113,098, transport Ps. 1,990,271 and others in the sector Ps. 20,104,194.